Condensed Consolidated Statements of Cash Flows (Unaudited) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net profit (loss)	€ 20,119	€ (7,154)
Adjustments to reconcile net profit to net cash flows from operating activities:
Depreciation and amortization	26,192	23,247
Loss on disposal of property, plant and equipment	17	6
Change in expected credit loss	99	(90)
Finance cost, net	24,778	36,050
Net exchange differences	16,107	11,720
Non-cash operating items	121	2,389
Income tax expense	19,133	6,674
Income tax paid	(50,509)	(3,841)
MIP personal income tax paid		(11,426)
Changes in working capital
Inventories	(73,254)	(66,937)
Right to return assets	(589)	(30)
Trade and other receivables	38,551	11,072
Trade and other payables	(17,306)	(15,937)
Accrued Liabilities	(5,852)	(15,195)
Other current financial liabilities	142	(6,172)
Other current provision	(6,360)	(11,693)
Contract liabilities	2,555	8,223
Prepayments	(3,993)	(9,919)
Other	(1,596)	3,587
Net cash flows used in operating activities	(11,645)	(45,426)
Cash flows from investing activities
Interest received, net of taxes withheld	1,891	1,216
Purchase of property, plant and equipment	(14,647)	(18,111)
Proceeds from sales of property, plant and equipment	12
Purchase of intangible assets	(4,141)	(488)
Receipt of government grant	1,888	8,739
Net cash flows used in investing activities	(14,997)	(8,644)
Cash flows from financing activities
IPO Proceeds, net of transaction costs		449,297
Repayment of loans and borrowings	(2,154)	(524,514)
Payment of transaction costs related to refinancing	(250)
Interest paid	(18,252)	(34,423)
Payments of lease liabilities	(9,996)	(8,266)
Interest portion of lease liabilities	(2,332)	(1,846)
Net cash flows used in financing activities	(32,984)	(119,752)
Net decrease in cash and cash equivalents	(59,626)	(173,822)
Cash and cash equivalents at beginning of period	355,843	344,408
Net foreign exchange difference	2,377	(1,207)
Cash and cash equivalents at end of period	€ 298,594	€ 169,379